Cover Page	Jul. 22, 2026
Cover [Abstract]
Entity Central Index Key	0000840489
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	FIRSTCASH HOLDINGS, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-10960
Entity Tax Identification Number	87-3920732
Entity Address, Address Line One	1600 West 7th Street
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	335-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	FCFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false